Goodwill, VOBA and Other Intangible Assets (Details 3) (USD $) In Thousands, unless otherwise specified		12 Months Ended
	Dec. 31, 2012 VOBA	Dec. 31, 2012 VOBA Minimum	Dec. 31, 2012 VOBA Maximum	Dec. 31, 2012 Contract based intangibles	Dec. 31, 2011 Contract based intangibles
VOBA and Other Intangible Assets
Interest rate assumed for VOBA (as a percent)		5.40%	7.50%
2013	$ 1,550			$ 1,788
2014	1,425			1,788
2015	1,323			1,788
2016	1,227			1,788
2017	1,131			1,788
Thereafter	6,449			9,395
Total intangible assets, net	$ 13,105			$ 18,335	$ 20,123